DERIVATIVES - Schedule of Company’s Derivatives Portfolio (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notional Amounts	$ 5,769,802	$ 4,359,072
Gross Fair Value-Derivative Assets	207,653	173,209
Gross Fair Value-Derivative Liabilities	(165,858)	(160,642)
Digital Assets
Derivative [Line Items]
Notional Amounts	4,685,112	2,831,616
Gross Fair Value-Derivative Assets	185,208	122,911
Gross Fair Value-Derivative Liabilities	(145,493)	(120,795)
Foreign currencies
Derivative [Line Items]
Notional Amounts	19,259	3,397
Gross Fair Value-Derivative Assets	12,064	11,279
Gross Fair Value-Derivative Liabilities	(10,483)	(11,027)
Equity securities
Derivative [Line Items]
Notional Amounts	1,049,846	54,417
Gross Fair Value-Derivative Assets	10,343	30,541
Gross Fair Value-Derivative Liabilities	(9,683)	(23,876)
Interest rates
Derivative [Line Items]
Notional Amounts	5,002	1,408,406
Gross Fair Value-Derivative Assets	19	7,698
Gross Fair Value-Derivative Liabilities	(13)	(4,639)
Commodities
Derivative [Line Items]
Notional Amounts	10,583	61,236
Gross Fair Value-Derivative Assets	19	780
Gross Fair Value-Derivative Liabilities	(186)	(305)
Digital assets receivable
Derivative [Line Items]
Notional Amounts	3,911	15,971
Gross Fair Value-Derivative Assets	60,720	20,860
Gross Fair Value-Derivative Liabilities	0	0
Embedded derivatives — Digital assets borrowed
Derivative [Line Items]
Notional Amounts	1,269,013	369,280
Gross Fair Value-Derivative Assets	24,039	877
Gross Fair Value-Derivative Liabilities	(252,635)	(29,874)
Embedded derivatives — Collateral payable
Derivative [Line Items]
Notional Amounts	1,219,247	439,544
Gross Fair Value-Derivative Assets	55,848	4,244
Gross Fair Value-Derivative Liabilities	(161,261)	(134,695)
Embedded derivatives — Notes payable
Derivative [Line Items]
Notional Amounts	847,500	445,000
Gross Fair Value-Derivative Assets	0	0
Gross Fair Value-Derivative Liabilities	$ (136,192)	$ (10,472)